Stock-Based Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation
We recorded stock-based compensation as follows:

	Year Ended December 31,
	2011			2010			2009
	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total
	(Amounts in millions)
Stock-based compensation expense	$—	$32.1	$32.1	$—	$32.4	$32.4	$0.3	$40.4	$40.7
Related income tax benefit	—	(10.9)	(10.9)	—	(10.6)	(10.6)	(0.1)	(13.4)	(13.5)
Net stock-based compensation expense	$—	$21.2	$21.2	$—	$21.8	$21.8	$0.2	$27.0	$27.2

Schedule of Stock Option Activity
Information related to stock options issued to officers, other employees and directors prior to 2009 under all plans is presented in the following table:

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Number of shares under option:
Outstanding — beginning of year	68,071	$40.48	206,815	$42.58	303,100	$39.58
Exercised	(19,625)	37.44	(137,244)	43.89	(96,285)	33.15
Cancelled	—	—	(1,500)	17.81	—	—
Outstanding — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58
Exercisable — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58

Additional Information Relating to the Ranges of Options Outstanding
Additional information relating to the ranges of options outstanding at December 31, 2011, is as follows:

	Weighted Average Remaining Contractual Life	Options Outstanding and Exercisable
Range of Exercise Prices per Share		Number Outstanding	Weighted Average Exercise Price per Share
$12.12 — $18.18	1.31	3,200	$14.29
$18.19 — $24.24	1.54	5,300	19.15
$24.25 — $30.30	0.54	3,325	24.84
$30.31 — $42.41	2.47	5,200	31.33
$42.42 — $48.48	4.13	3,334	48.17
$48.49 — $54.54	4.96	28,087	52.25
		48,446	$41.71

Information Regarding Restricted Shares
The following table summarizes information regarding Restricted Shares:

	Six Months Ended June 30, 2012
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested shares:
Outstanding - January 1, 2012	1,052,199	$84.62
Granted	294,093	114.03
Vested	(575,023)	62.97
Cancelled	(28,264)	114.97
Outstanding - June 30, 2012	743,005	$111.86

The following table summarizes information regarding Restricted Shares:

	Year Ended December 31, 2011
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested Restricted Shares:
Outstanding — beginning of year	1,259,377	$77.05
Granted	245,127	130.15
Vested	(395,434)	88.72
Cancelled	(56,871)	84.72
Outstanding — ending of year	1,052,199	$84.62